SHARE-BASED COMPENSATION (Nonvested Restricted Shares) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended	1 Months Ended	8 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended		0 Months Ended			1 Months Ended
	Dec. 31, 2014	Oct. 25, 2013	Jan. 31, 2011	Oct. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 15, 2009	Dec. 31, 2011	Sep. 30, 2011	Oct. 17, 2014	Jul. 17, 2014	May 19, 2014	Mar. 31, 2013
Award grant date, one [Member]
Unrecognized share-based compensation cost disclosure
Granted (in dollars per share)	$ 1.097
Award grant date, two [Member]
Unrecognized share-based compensation cost disclosure
Granted (in dollars per share)	$ 1.103
Award grant date, three [Member]
Unrecognized share-based compensation cost disclosure
Granted (in dollars per share)	$ 1.060
Stock options [Member]
Unrecognized share-based compensation cost disclosure
Unrecognized share-based compensation expense relating to share options	$ 52,077
Weighted-average vesting period for recognition of unrecognized share-based compensation cost					3 years 1 month 6 days
Award vesting period			4 years	4 years
Other disclosures
Compensation expense		425
Expected weighted-average period for unrecognized compensation expense to be recognized					3 years 1 month 6 days
Nonvested restricted shares [Member]
Unrecognized share-based compensation cost disclosure
Awards granted (in shares)	9,257,535				168,000
Vested (in shares)	3,314,997				887,799
Incremental share-based compensation costs	1,955
Granted (in dollars per share)	$ 1.10				0.98
Other disclosures
Compensation expense	1,196				25	27
Share-based compensation from discontinued operations	2,735				955	928
Vested (in dollars per share)	$ 1.09				1.11
Non-employee options [Member]
Other disclosures
Compensation expense	614				721	694
Share-based compensation from discontinued operations
2009 Plan [Member] | Stock options [Member]
Unrecognized share-based compensation cost disclosure
Award vesting period								3 years
2009 Plan [Member] | Nonvested restricted shares [Member]
Unrecognized share-based compensation cost disclosure
Weighted-average vesting period for recognition of unrecognized share-based compensation cost	3 years 5 months 8 days
Other disclosures
Unrecognized compensation expense	$ 6,989
Expected weighted-average period for unrecognized compensation expense to be recognized	3 years 5 months 8 days
2009 Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member]
Unrecognized share-based compensation cost disclosure
Awards granted (in shares)									3,750,000
2009 Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vesting on August 31, 2012 [Member]
Unrecognized share-based compensation cost disclosure
Award vesting percentage										25.00%
2009 Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vesting at the ending of each calendar month subsequent to September 1, 2012 [Member]
Unrecognized share-based compensation cost disclosure
Award vesting percentage										75.00%
2009 Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Employee [Member]
Unrecognized share-based compensation cost disclosure
Awards granted (in shares)										60,000
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member]
Unrecognized share-based compensation cost disclosure
Awards granted (in shares)											1,144,035	78,000	8,035,500	168,000
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vesting on the first anniversary of the vesting commencement date as of March 22, 2014 [Member]
Unrecognized share-based compensation cost disclosure
Award vesting percentage									25.00%					25.00%
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vesting at the 21st day of each calendar month subsequent to March 22, 2014 [Member]
Unrecognized share-based compensation cost disclosure
Award vesting percentage									75.00%					75.00%
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest at the 16th day of each calendar month subsequent to July 17th, 2014 [Member]
Unrecognized share-based compensation cost disclosure
Vested (in shares)												60,000
Proportion of vesting of remaining awards												0.021
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest on the first anniversary of the vesting commencement date as of July 16th, 2015 [Member]
Unrecognized share-based compensation cost disclosure
Vested (in shares)												18,000
Award vesting percentage												25.00%
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest at the 16th day of each calendar month subsequent to July 16th, 2015 [Member]
Unrecognized share-based compensation cost disclosure
Award vesting percentage												75.00%
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest at the 16th day of each calendar month subsequent to October 17th, 2014 [Member]
Unrecognized share-based compensation cost disclosure
Vested (in shares)											652,500
Proportion of vesting of remaining awards											0.021
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest on the first anniversary of the vesting commencement date as of October 16th, 2015 [Member]
Unrecognized share-based compensation cost disclosure
Vested (in shares)											237,000
Award vesting percentage											25.00%
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vest at the 16th day of each calendar month subsequent to October 16th, 2015 [Member]
Unrecognized share-based compensation cost disclosure
Award vesting percentage											75.00%
2011 Equity Incentive Plan [Member] | Nonvested restricted shares [Member] | Class A ordinary shares [Member] | Awards vested immediately after granted [Member]
Unrecognized share-based compensation cost disclosure
Vested (in shares)											254,535
2011 Equity Incentive Plan [Member] | Restricted Stock Options Portion 1 [Member] | Awards vest at the 18th day of each calendar month subsequent to May 19th, 2014 [Member]
Unrecognized share-based compensation cost disclosure
Proportion of vesting of remaining awards													0.021
2011 Equity Incentive Plan [Member] | Restricted Stock Options Portion 1 [Member] | Class A ordinary shares [Member] | Awards vest on the first anniversary of the vesting commencement date as of May 18th, 2015 [Member]
Unrecognized share-based compensation cost disclosure
Vested (in shares)													874,500
Award vesting percentage													25.00%
2011 Equity Incentive Plan [Member] | Restricted Stock Options Portion 1 [Member] | Class A ordinary shares [Member] | Awards vest at the 18 day of each calendar month subsequent to May 18th, 2015 [Member]
Unrecognized share-based compensation cost disclosure
Award vesting percentage													75.00%
2011 Equity Incentive Plan [Member] | Restricted Stock Options Portion 1 [Member] | Class A ordinary shares [Member] | Awards vest at the 18th day of each calendar month subsequent to May 19th, 2014 [Member]
Unrecognized share-based compensation cost disclosure
Vested (in shares)													7,161,000